Supplement to the
Fidelity® Small Cap Growth Fund and Fidelity® Small Cap Value Fund
September 29, 2017
Prospectus

Effective the close of business on February 2, 2018, new positions in Fidelity® Small Cap Growth Fund (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on February 2, 2018, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by February 2, 2018, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by February 2, 2018, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since February 2, 2018, 4) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, 5) by a portfolio manager of the fund, and 6) by a fee deferral plan offered to trustees of certain Fidelity funds, if the fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Effective December 18, 2017, the redemption fee(s) has been removed.

The following information supplements information found in the "Fund Summary" section for Fidelity® Small Cap Growth Fund under the heading "Portfolio Manager(s)".

Effective June 1, 2018, Jennifer Fo and Slava Kruzement-Prykhodko have been named interim co-managers of the fund while the fund’s portfolio manager, Patrick Venanzi, is on a leave of absence from the firm. Mr. Venanzi is expected to return on August 30, 2018. Accordingly, the following information will supplement the information for Mr. Venanzi beginning June 1, 2018.

Jennifer Fo (interim co-manager) and Slava Kruzement-Prykhodko (interim co-manager) have managed the fund since June 2018.

The following information supplements the biographical information for Patrick Venanzi found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Effective June 1, 2018, Jennifer Fo and Slava Kruzement-Prykhodko have been named interim co-managers of Fidelity® Small Cap Growth Fund while the fund’s portfolio manager, Patrick Venanzi, is on a leave of absence from the firm. Mr. Venanzi is expected to return on August 30, 2018. Accordingly, the following information will supplement the information for Mr. Venanzi beginning June 1, 2018.

Jennifer Fo is interim co-manager of Fidelity® Small Cap Growth Fund, which she has managed since June 2018. She also manages other funds. Since joining Fidelity Investments in 2009, Ms. Fo has worked as a research analyst and portfolio manager.

Slava Kruzement-Prykhodko is interim co-manager of Fidelity® Small Cap Growth Fund, which he has managed since June 2018. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Kruzement-Prykhodko has worked as a research analyst and portfolio manager.

SCP-SCV-18-02 1.808094.125	February 2, 2018

Supplement to the
Fidelity® Small Cap Growth Fund
Class A, Class M, Class C, Class I and Class Z
September 29, 2017
Prospectus

Effective the close of business on February 2, 2018, new positions in Fidelity® Small Cap Growth Fund (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on February 2, 2018, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by February 2, 2018, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by February 2, 2018, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since February 2, 2018, 4) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, 5) by a portfolio manager of the fund, and 6) by a fee deferral plan offered to trustees of certain Fidelity funds, if the fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Effective December 18, 2017, the redemption fee has been removed.

Effective October 1, 2017, the following replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 30 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

The following information supplements information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 1, 2018, Jennifer Fo and Slava Kruzement-Prykhodko have been named interim co-managers of the fund while the fund’s portfolio manager, Patrick Venanzi, is on a leave of absence from the firm. Mr. Venanzi is expected to return on August 30, 2018. Accordingly, the following information will supplement the information for Mr. Venanzi beginning June 1, 2018.

Jennifer Fo (interim co-manager) and Slava Kruzement-Prykhodko (interim co-manager) have managed the fund since June 2018.

The following information supplements the biographical information for Patrick Venanzi found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Effective June 1, 2018, Jennifer Fo and Slava Kruzement-Prykhodko have been named interim co-managers of the fund while the fund’s portfolio manager, Patrick Venanzi, is on a leave of absence from the firm. Mr. Venanzi is expected to return on August 30, 2018. Accordingly, the following information will supplement the information for Mr. Venanzi beginning June 1, 2018.

Jennifer Fo is interim co-manager of the fund, which she has managed since June 2018. She also manages other funds. Since joining Fidelity Investments in 2009, Ms. Fo has worked as a research analyst and portfolio manager.

Slava Kruzement-Prykhodko is interim co-manager of the fund, which he has managed since June 2018. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Kruzement-Prykhodko has worked as a research analyst and portfolio manager.

Effective October 1, 2017, the following supplements information found in the “Fund Services” section under the “Fund Distribution” heading.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from the Fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Effective October 1, 2017, the following supplements information found in the “Appendix” section.

Sales Charge Waiver Policies Applied by Certain Intermediaries

Merrill Lynch

Effective October 1, 2017, shareholders purchasing fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch:
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this prospectus
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B, and C Shares available at Merrill Lynch:
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch:
Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

ASCP-18-02 1.808092.130	February 2, 2018

Supplement to the
Fidelity® Small Cap Growth K6 Fund
September 29, 2017
Prospectus

Effective the close of business on February 2, 2018, new positions in Fidelity® Small Cap Growth K6 Fund (the fund) may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on February 2, 2018, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by February 2, 2018, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by February 2, 2018, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since February 2, 2018, 4) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, 5) by a portfolio manager of the fund, 6) by a fee deferral plan offered to trustees of certain Fidelity funds, if the fund is an investment option under the plan, and 7) by transition from Fidelity® Small Cap Growth Fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The following information supplements information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Effective June 1, 2018, Jennifer Fo and Slava Kruzement-Prykhodko have been named interim co-managers of the fund while the fund’s portfolio manager, Patrick Venanzi, is on a leave of absence from the firm. Mr. Venanzi is expected to return on August 30, 2018. Accordingly, the following information will supplement the information for Mr. Venanzi beginning June 1, 2018.

Jennifer Fo (interim co-manager) and Slava Kruzement-Prykhodko (interim co-manager) have managed the fund since June 2018.

The following information replaces similar information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares".

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already hold shares of a qualifying fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan. You may buy or sell shares in various ways:

The following information replaces similar information found in the "Shareholder Information" section under the heading "Buying Shares - Eligibility".

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity or, if not recordkept by Fidelity, that already hold shares of a qualifying fund. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity® recordkeeping platform. Please contact Fidelity for more information about fund shares.

Shares generally are not available to retail retirement or non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 403(b) accounts that are not part of an employer's 403(b) plan, or qualified tuition programs.

The following information supplements the biographical information for Patrick Venanzi found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Effective June 1, 2018, Jennifer Fo and Slava Kruzement-Prykhodko have been named interim co-managers of the fund while the fund’s portfolio manager, Patrick Venanzi, is on a leave of absence from the firm. Mr. Venanzi is expected to return on August 30, 2018. Accordingly, the following information will supplement the information for Mr. Venanzi beginning June 1, 2018.

Jennifer Fo is interim co-manager of the fund, which she has managed since June 2018. She also manages other funds. Since joining Fidelity Investments in 2009, Ms. Fo has worked as a research analyst and portfolio manager.

Slava Kruzement-Prykhodko is interim co-manager of the fund, which he has managed since June 2018. He also manages other funds. Since joining Fidelity Investments in 2012, Mr. Kruzement-Prykhodko has worked as a research analyst and portfolio manager.

SCPK6-18-02 1.9886693.102	February 2, 2018